Operating lease liability	12 Months Ended
Mar. 31, 2024
Operating Lease Liability
Operating lease liability

15. Operating lease liability

Operating lease liabilities consisted of the following:

	As of
	March 31,	March 31,
	2024	2023
Shenzhen Wan	$—	$138,492
Longcheng Car	—	86,330
Total	—	224,822

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Analyzed for reporting purposes as:

	As of
	March 31,	March 31,
	2024	2023
Operating Lease Liability-noncurrent	$—	$—
Operating Lease Liability-current	—	224,822
Total	—	224,822

The operating lease liabilities is the net present value of the remaining lease payments as of March 31,2024 and March 31, 2023.

The discount rates used for Shenzhen Wan was 3.6500%. The weighted average remaining lease terms for operating leases was 0. The incremental borrowing rate for the Company ranged from 3.6500%. The discount rates used for Longcheng Car was 3.6500%. The weighted average remaining lease terms for operating leases was 0. The incremental borrowing rate for the Company ranged from 3.6500%.

For the year ended March 31, 2024 and 2023, the amortized expense were $166,872 and $138,272, respectively. For the year ended March 31, 2024 and 2023, the total operating lease expenses were $253,227 and $235,069, and the company paid $156,974 and $94,675, respectively.

Maturity analysis of operating lease liabilities as of March 31, 2024 is as follows:

Discount rate at commencement	$3.650%
One year	—
Two years	—
Total undiscounted cash flows	—
Total operating lease liabilities	—
Difference between undiscounted cash flows and discounted cash flows	$—